Property, Plant and Equipment: (Tables)	9 Months Ended
Sep. 30, 2013
Property, Plant and Equipment: (Tables) [Abstract]
Property, Plant and Equipment:

Note 7.          Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
September 30, 2013
Machinery and equipment [1]	$18,985,828	$-	$18,985,828
Furniture and office equipment	529,648	(498,104)	31,544
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	171,445	(157,445)	14,000
Mineral property	275,010	-	275,010
	$20,003,121	$(696,739)	$19,306,382

		Accumulated
	Cost	Depreciation	Net
December 31, 2012
Machinery and equipment [1]	$18,985,828	$-	$18,985,828
Furniture and office equipment	526,363	(485,409)	40,954
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	171,445	(157,445)	14,000
Mineral property	150,010	-	150,010
	$19,874,836	$(684,044)	$19,190,792